Financial assets, liabilities and financial result (excluding Orange Bank) - TDIRA - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) instrument	Dec. 31, 2019 EUR (€) instrument	Dec. 31, 2018 EUR (€) instrument
Disclosure of detailed information about borrowings [line items]
Shares remain outstanding | instrument	44,880
Perpetual bonds redeemable for shares [member]
Disclosure of detailed information about borrowings [line items]
Shares remain outstanding | instrument	44,880	57,981	57,981
Equity component before deferred taxes	€ 152	€ 196	€ 196
Debt component	636	822	822
Accrued interests not yet due	3	4	4
Paid interest	€ 14	€ 18	€ 27